LAND USE RIGHTS, NET (Tables)	12 Months Ended
Dec. 31, 2024
LAND USE RIGHTS, NET
Schedule of land use rights

	Year ended	Year ended
	December 31,	December 31,
	2023	2024
	RMB	RMB
Cost	1,036,178	1,036,178
Accumulated amortization	(58,717)	(79,440)
Land use rights, net	977,461	956,738